Financial assets and liabilities (Details) € in Thousands				12 Months Ended
	Dec. 31, 2024 EUR (€) tranche	Dec. 31, 2023 EUR (€)	Aug. 22, 2023 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	€ 205,228	€ 327,062		€ 584,341	€ 205,228	€ 327,062
Financial assets, at fair value	176,754	301,500		557,595	176,754	301,500
Financial liabilities, at fair value	€ 162,256	€ 125,191		€ 141,409	€ 162,256	€ 125,191
Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Percentage of reasonably possible increase in unobservable input, liabilities	1.00%	1.00%	1.00%		1.00%	1.00%
Credit spread | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Percentage of reasonably possible increase in unobservable input, assets	1.00%	1.00%		1.00%	1.00%	1.00%
Percentage of reasonably possible increase in unobservable input, liabilities				1.00%
Financial liabilities-non current portion
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	€ 73,497	€ 40,622		€ 102,555	€ 73,497	€ 40,622
Kreos & Claret Financing, Tranche A,B and C
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Number of tranches | tranche	3
Financial liabilities-current portion
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	€ 44,935	37,348		1,302	44,935	37,348
Trade payables and other current liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	43,824	47,221		37,552	43,824	47,221
LIABILITIES AT FAIR VALUE THROUGH PROFIT AND LOSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	24,803	30,037		0	24,803	30,037
LIABILITIES AT FAIR VALUE THROUGH PROFIT AND LOSS | Financial liabilities-non current portion
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	3,620	18,506		0	3,620	18,506
LIABILITIES AT FAIR VALUE THROUGH PROFIT AND LOSS | Financial liabilities-current portion
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	21,183	11,531		0	21,183	11,531
LIABILITIES AT FAIR VALUE THROUGH PROFIT AND LOSS | Trade payables and other current liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	0	0		0	0	0
LIABILITIES AT AMORTIZED COST
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	137,453	95,154		141,409	137,453	95,154
LIABILITIES AT AMORTIZED COST | Financial liabilities-non current portion
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	69,877	42,768		102,555	69,877	42,768
LIABILITIES AT AMORTIZED COST | Financial liabilities-current portion
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	23,752	5,165		1,302	23,752	5,165
LIABILITIES AT AMORTIZED COST | Trade payables and other current liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	43,824	47,221		37,552	43,824	47,221
ASSETS AT FAIR VALUE THROUGH PROFIT AND LOSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	0	0		437,031	0	0
ASSETS AT AMORTIZED COST
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	176,754	301,500		120,565	176,754	301,500
Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	177,537	301,161		557,226	177,537	301,161
Financial liabilities	157,828	124,266		69,644	157,828	124,266
Recurring fair value measurement | Financial liabilities-non current portion
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	€ 69,069	€ 39,697		30,790	€ 69,069	€ 39,697
Recurring fair value measurement | Kreos & Claret Financing, Tranche A,B and C | Credit spread | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities	0.0750	0.0900	0.0960		0.0750	0.0900
Decrease in financial liabilities at fair value	€ 958
Recurring fair value measurement | Kreos & Claret convertible notes (OCABSA) | Credit spread | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Decrease in financial liabilities at fair value		€ 538	€ 624
Recurring fair value measurement | Conditional advances and PGE loan | Credit spread | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities	0.0730	0.0900			0.0730	0.0900
Recurring fair value measurement | PGE | Credit spread | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Decrease in financial liabilities at fair value	€ 21	€ 39
Recurring fair value measurement | RNP-VIR conditional advance | Credit spread | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Decrease in financial liabilities at fair value		15
Recurring fair value measurement | CARENA conditional advance | Credit spread | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Decrease in financial liabilities at fair value		37
Recurring fair value measurement | Ebola conditional advance | Credit spread | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Decrease in financial liabilities at fair value		1
Recurring fair value measurement | Financial liabilities-current portion
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	44,935	37,348		1,302	€ 44,935	€ 37,348
Recurring fair value measurement | Trade payables and other current liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	43,824	47,221		37,552	43,824	47,221
Other financial assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	12,690	22,394		27,141	12,690	22,394
Other financial assets | ASSETS AT FAIR VALUE THROUGH PROFIT AND LOSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	0	0		0	0	0
Other financial assets | ASSETS AT AMORTIZED COST
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	12,690	22,394		27,141	12,690	22,394
Other financial assets | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	13,473	22,055		26,772	13,473	22,055
Other receivables and assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	19,843	27,164		13,769	19,843	27,164
Other receivables and assets | ASSETS AT FAIR VALUE THROUGH PROFIT AND LOSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	0	0		0	0	0
Other receivables and assets | ASSETS AT AMORTIZED COST
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	19,843	27,164		13,769	19,843	27,164
Other receivables and assets | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	19,843	27,164		13,769	19,843	27,164
Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	144,221	251,942		516,685	144,221	251,942
Cash and cash equivalents | ASSETS AT FAIR VALUE THROUGH PROFIT AND LOSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	0	0		437,031	0	0
Cash and cash equivalents | ASSETS AT AMORTIZED COST
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	144,221	251,942		79,654	144,221	251,942
Cash and cash equivalents | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	€ 144,221	€ 251,942		516,685	144,221	251,942
Long-term advances made to CROs | Recurring fair value measurement | Credit spread | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Decrease in financial assets at fair value				€ 231	€ 235	€ 23
Long-term advances made to CROs | Recurring fair value measurement | Bottom of range | Credit spread | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets	0.0131	0.0104		0.0034	0.0131	0.0104
Long-term advances made to CROs | Recurring fair value measurement | Top of range | Credit spread | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets	0.0271	0.0218		0.0131	0.0271	0.0218